Net Income (Loss) Per Share (Details) - Schedule of computation of diluted net loss per share attributable to common stockholders - shares		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Old Clarus Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		9,246	9,246
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	[1]			17,313,456	15,759,821
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares				3,814,659	2,307,640
Series D warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares				183,438	183,438
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares				36,756,497	36,756,497

[1]	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of December 31, 2020 and 2019.